Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment

	2017	2016
Buildings and improvements	$1,214	$1,001
Machinery and equipment	5,131	4,628
Land and improvements	204	168
Construction in progress	369	406
	6,918	6,203
Less: accumulated depreciation and amortization	(3,679)	(3,383)
	$3,239	$2,820